Property, Plant and Equipment	9 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

6. PROPERTY, PLANT AND EQUIPMENT

During the nine months ended June 30, 2025 and 2024, the Company acquired property, plant and equipment with costs of €55.8 million and €48.5 million, respectively. The additions during the nine months ended June 30, 2025 mainly related to investments in the production facilities in Arouca, Portugal and Pasewalk, Germany.